                                                                     THE ONE (R)
                                                                        INVESTOR
                                                                         PROGRAM
                                                              SEMI-ANNUAL REPORT
                                      For the six months ended December 31, 1998


                                              THE ONE GROUP INVESTOR GROWTH FUND

                                     THE ONE GROUP INVESTOR GROWTH & INCOME FUND

                                            THE ONE GROUP INVESTOR BALANCED FUND

                                 THE ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND






                                                                          [LOGO]
                                                                THE ONE GROUP(R)
                                                                ----------------
                                                          FAMILY OF MUTUAL FUNDS

              IMPORTANT CUSTOMER INFORMATION. INVESTMENT PRODUCTS:


              o are not deposits or obligations of, or guaranteed by,
                BANK ONE CORPORATION or any of its affiliates,
              o are not insured by the FDIC, and                    [FDIC LOGO]
              o are subject to investment risks, including possible
                loss of the principal amount invested.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1998

Portfolio Performance Review...............................................    2

Schedules of Portfolio Investments..........................................   4

Statements of Assets and Liabilities........................................   8

Statements of Operations....................................................   9

Statements of Changes in Net Assets........................................   10

Notes to Financial Statements..............................................   12

Financial Highlights.......................................................   18

Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1998

ECONOMY CONTINUES TO GROW
The economy continued to grow at a solid pace during the second half of 1998, primarily due to robust consumer spending and the Federal Reserve's aggressive interest rate cuts. Third-quarter real GDP (Gross Domestic Product) growth reached 3.7%, and, while final numbers were not released as of this writing, it appears that fourth-quarter growth was approximately 4.0%. For the entire year, we expect GDP growth was 3.8%.

Employment growth also remained strong in the second half of the year, as non-farm payrolls grew by 1.4 million. Furthermore, employment growth actually accelerated in the final three months of the year. The unemployment rate ended the year at 4.3%, the lowest in more than 28 years.

INFLATION BARELY A FACTOR
Inflation, as measured by the Consumer Price Index, continued inching along at a favorable pace, increasing by only 1.8% (annualized) during the final six months of 1998. For all of 1998, inflation increased 1.6%.

Low inflation paved the way for lower interest rates, which were instrumental in the financial markets' strong performance in the final few months of the year.

FED TAKES ACTION
A key event of 1998's second half was the emerging markets crisis, which was sparked by the Russian default and currency devaluation on August 18. This crisis led to a dramatic risk aversion in the financial markets, as credit spreads widened to recessionary levels.

These events eventually resulted in three short-term rate cuts by the Federal Reserve--one quarter-point cut in September, one in October and one in November. The federal funds rate ended the year at 4.75%, down from 5.50% in mid-1998. Long-term rates also came down, with the 30-year U.S. Treasury bond yielding 5.09% at year-end, compared to 5.63% on June 30 and 5.92% on December 31, 1997.

The equity and fixed income markets responded enthusiastically to the Fed's accommodative monetary policy stance. On the equity side, the S&P 500 Index posted strong gains during the last four months of the year. For the bond market, the Fed's rate cuts helped restore some "normalcy" and investors showed renewed confidence in non-Treasury sectors.

TRADE PROBLEMS MEAN SLOWER GROWTH IN STORE
We believe economic growth should slow down in 1999, as the trade deficit widens and consumer spending relaxes from its current unsustainable level. Our forecast is for 2.0% real GDP growth in 1999.

The contagion effects resulting from the current financial crisis in Brazil will serve to widen the U.S. trade deficit, contributing to slower overall growth. While Brazil accounts for only 2.3% of U.S. exports, the country serves as the linchpin for all of Latin America, accounting for nearly 50% of the total Latin American economy. Because the region as a whole accounts for nearly 20% of all U.S. exports, our trade deficit should continue to widen as Latin America weakens.

Furthermore, Japan probably will continue to experience negative growth in 1999, putting additional pressure on U.S. exports. At the same time, imports should increase dramatically, as troubled countries try to strengthen their economies by selling their goods to other countries, such as the United States.

POSITIVE FORCES REMAIN IN PLACE
We think the Fed will lower short-term interest rates once or perhaps twice before the end of 1999. With economic growth slowing and the Fed in an easing mode, long-term rates should come down as well. Our forecast for the 30-year Treasury bond yield is 4.75% by year-end.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1998

Falling interest rates along with continued low inflation should continue to promote positive performance for the financial markets. We believe there is no chance of recession developing in the near term. In fact, we are confident that the current expansion will last well into the year 2000, which would make this expansion the longest in U.S. history.

/s/ Anthony Chan
Anthony Chan, Ph.D.
Managing Director and Chief Economist
Banc One Investment Advisors Corporation

Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Investor Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 INVESTMENT COMPANIES (101.4%):
  2,729     The One Group Disciplined Value Fund
              Class I.............................  $ 39,321
    735     The One Group Government Bond Fund
              Class I.............................     7,517
  1,899     The One Group Growth Opportunities
              Fund Class I........................    44,408
    741     The One Group High Yield Bond Fund
              Class I.............................     7,435
    789     The One Group Income Bond Fund Class
              I...................................     7,469
    244     The One Group Intermediate Bond Fund
              Class I.............................     2,482
  1,331     The One Group International Equity
              Index Fund Class I..................    22,962
  1,859     The One Group Large Company Growth
              Fund Class I........................    43,862

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  2,450     The One Group Large Company Value Fund
              Class I.............................  $ 39,119
    470     The One Group Limited Volatility Bond
              Fund Class I........................     4,960
  2,471     The One Group Prime Money Market Fund
              Class I.............................     2,471
  1,081     The One Group Small Capitalization
              Fund Class I........................    10,447
  2,924     The One Group Value Growth Fund Class
              I...................................    40,325
                                                    --------
  Total Investment Companies                         272,778
                                                    --------
Total (Cost $253,068) (a)                           $272,778
                                                    ========

------------

Percentages indicated are based on net assets of $269,108.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $25,871
                   Unrealized depreciation......................   (6,161)
                                                                  -------
                   Net unrealized appreciation..................  $19,710
                                                                  =======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Investor Growth & Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 INVESTMENT COMPANIES (100.9%):
  2,270     The One Group Disciplined Value Fund
              Class I.............................  $ 32,717
  2,487     The One Group Government Bond Fund
              Class I.............................    25,422
  1,614     The One Group Growth Opportunities
              Fund Class I........................    37,763
    836     The One Group High Yield Bond Fund
              Class I.............................     8,383
  2,667     The One Group Income Bond Fund Class
              I...................................    25,260
  1,379     The One Group Intermediate Bond Fund
              Class I.............................    14,023
  1,167     The One Group International Equity
              Index Fund Class I..................    20,135
  1,702     The One Group Large Company Growth
              Fund Class I........................    40,166

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  2,385     The One Group Large Company Value Fund
              Class I.............................  $ 38,092
  1,059     The One Group Limited Volatility Bond
              Fund Class I........................    11,185
  2,621     The One Group Prime Money Market Fund
              Class I.............................     2,621
    610     The One Group Small Capitalization
              Fund Class I........................     5,889
    567     The One Group Ultra Short-Term Income
              Fund Class I........................     5,582
  2,869     The One Group Value Growth Fund Class
              I...................................    39,570
                                                    --------
  Total Investment Companies                         306,808
                                                    --------
Total (Cost $283,829) (a)                           $306,808
                                                    ========

------------

Percentages indicated are based on net assets of $303,937.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $26,603
                   Unrealized depreciation......................   (3,624)
                                                                  -------
                   Net unrealized appreciation..................  $22,979
                                                                  =======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Investor Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 INVESTMENT COMPANIES (100.5%):
  1,287     The One Group Disciplined Value Fund
              Class I.............................  $ 18,539
  4,036     The One Group Government Bond Fund
              Class I.............................    41,250
    903     The One Group Growth Opportunities
              Fund Class I........................    21,119
  3,865     The One Group Income Bond Fund Class
              I...................................    36,597
  2,277     The One Group Intermediate Bond Fund
              Class I.............................    23,160
    751     The One Group International Equity
              Index Fund Class I..................    12,951
  1,170     The One Group Large Company Growth
              Fund Class I........................    27,621

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  1,654     The One Group Large Company Value Fund
              Class I.............................  $ 26,418
  1,461     The One Group Limited Volatility Bond
              Fund Class I........................    15,424
  1,606     The One Group Prime Money Market Fund
              Class I.............................     1,606
  1,045     The One Group Ultra Short-Term Income
              Fund Class I                            10,284
  2,180     The One Group Value Growth Fund Class
              I...................................    30,064
                                                    --------
  Total Investment Companies                         265,033
                                                    --------
Total (Cost $246,917) (a)                           $265,033
                                                    ========

------------

Percentages indicated are based on net assets of $263,692.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $19,683
                   Unrealized depreciation......................   (1,567)
                                                                  -------
                   Net unrealized appreciation..................  $18,116
                                                                  =======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Investor Conservative Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 INVESTMENT COMPANIES (99.5%):
    186     The One Group Disciplined Value Fund
              Class I.............................  $  2,687
  3,073     The One Group Government Bond Fund
              Class I.............................    31,405
    131     The One Group Growth Opportunities
              Fund Class I........................     3,055
  2,753     The One Group Income Bond Fund Class
              I...................................    26,069
    366     The One Group Income Equity Fund Class
              I...................................     8,424
  1,669     The One Group Intermediate Bond Fund
              Class I.............................    16,977
    229     The One Group International Equity
              Index Fund Class I..................     3,954
    336     The One Group Large Company Growth
              Fund Class I........................     7,930

                                                     MARKET
 SHARES              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
    504     The One Group Large Company Value Fund
              Class I.............................  $  8,049
    867     The One Group Limited Volatility Bond
              Fund Class I........................     9,153
  2,406     The One Group Prime Money Market Fund
              Class I.............................     2,406
    530     The One Group Ultra Short-Term Income
              Fund Class I........................     5,219
    503     The One Group Value Growth Fund Class
              I...................................     6,935
                                                    --------
  Total Investment Companies                         132,263
                                                    --------
Total (Cost $127,811) (a)                           $132,263
                                                    ========

------------

Percentages indicated are based on net assets of $132,930.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 4,898
                   Unrealized depreciation......................     (446)
                                                                  -------
                   Net unrealized appreciation..................  $ 4,452
                                                                  =======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1998
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                                         INVESTOR                  INVESTOR
                                                              INVESTOR   GROWTH &    INVESTOR    CONSERVATIVE
                                                               GROWTH     INCOME     BALANCED       GROWTH
                                                                FUND       FUND        FUND          FUND
                                                              --------   ---------   ---------   ------------
ASSETS:
Investments, at value (cost $253,068; $283,829; $246,917;
  and $127,811, respectively)...............................  $272,778   $306,808    $265,033      $132,263
Cash........................................................       493        625         515           630
Dividends receivable........................................       757        988         945           539
Receivable for capital shares issued........................       350        402         508           481
Prepaid expenses and other assets...........................         2          3           2             1
                                                              --------   --------    --------      --------
TOTAL ASSETS................................................   274,380    308,826     267,003       133,914
                                                              --------   --------    --------      --------
LIABILITIES:
Dividends payable...........................................     4,917      4,377       2,929           841
Payable for capital shares redeemed.........................       190        295         180            44
Accrued expenses and other payables:
    Investment advisory fees................................         5         13          11             6
    Administration fees.....................................        --          6           7            --
    12b-1 fees..............................................       106        127         118            68
    Other...................................................        54         71          66            25
                                                              --------   --------    --------      --------
TOTAL LIABILITIES...........................................     5,272      4,889       3,311           984
                                                              --------   --------    --------      --------
NET ASSETS:
Capital.....................................................   245,533    278,182     243,753       127,973
Undistributed (distributions in excess of) net investment
  income....................................................        48         35          36            --
Accumulated undistributed net realized gains (losses) from
  investment transactions...................................     3,817      2,741       1,787           505
Net unrealized appreciation (depreciation) from
  investments...............................................    19,710     22,979      18,116         4,452
                                                              --------   --------    --------      --------
NET ASSETS..................................................  $269,108   $303,937    $263,692      $132,930
                                                              ========   ========    ========      ========
NET ASSETS:
    Class I.................................................  $ 88,654   $104,705    $ 74,576      $ 33,911
    Class A.................................................    65,312     57,486      56,855        19,616
    Class B.................................................   102,927    131,837     122,230        74,679
    Class C.................................................    12,215      9,909      10,031         4,724
                                                              --------   --------    --------      --------
Total.......................................................  $269,108   $303,937    $263,692      $132,930
                                                              ========   ========    ========      ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
    Class I.................................................     6,653      8,289       6,259         3,035
    Class A.................................................     4,927      4,507       4,770         1,759
    Class B.................................................     7,681     10,378      10,261         6,694
    Class C.................................................       921        786         845           424
                                                              --------   --------    --------      --------
Total.......................................................    20,182     23,960      22,135        11,912
                                                              ========   ========    ========      ========
Net Asset Value:
    Class I Offering and redemption price per share.........  $  13.33   $  12.63    $  11.91      $  11.17
                                                              ========   ========    ========      ========
    Class A Redemption price per share......................  $  13.26   $  12.76    $  11.92      $  11.15
                                                              ========   ========    ========      ========
         Maximum sales charge...............................      4.50%      4.50%       4.50%         4.50%
                                                              ========   ========    ========      ========
         Maximum offering price per share
           (100%/(100%-maximum sales charge) of net asset
           value adjusted to nearest cent)..................  $  13.88   $  13.36    $  12.48      $  11.68
                                                              ========   ========    ========      ========
    Class B Offering price per share (a)....................  $  13.40   $  12.70    $  11.91      $  11.16
                                                              ========   ========    ========      ========
    Class C Offering price per share (a)....................  $  13.26   $  12.60    $  11.87      $  11.14
                                                              ========   ========    ========      ========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

                                                                                               INVESTOR
                                              INVESTOR     INVESTOR GROWTH     INVESTOR      CONSERVATIVE
                                             GROWTH FUND    & INCOME FUND    BALANCED FUND   GROWTH FUND
                                             -----------   ---------------   -------------   ------------
INVESTMENT INCOME:
Distribution income........................    $ 5,717         $ 6,509          $ 5,847         $2,730
                                               -------         -------          -------         ------
EXPENSES:
Investment advisory fees...................         59              65               57             27
Administration fees........................        117             131              114             53
12b-1 fees (Class A).......................        102              85               79             27
12b-1 fees (Class B).......................        421             537              474            280
12b-1 fees (Class C).......................         52              42               41             23
Custodian and accounting fees..............          2               2                2              2
Legal and audit fees.......................          3               4                3              2
Trustees' fees and expenses................          1               1                2              1
Transfer agent fees........................        132              89               70             50
Registration and filing fees...............         54              53               44             41
Printing costs.............................         13              15               11              6
Other......................................          2               2                1              1
                                               -------         -------          -------         ------
Total expenses before waivers..............        958           1,026              898            513
Less waivers and reimbursements............       (176)           (122)             (97)           (82)
                                               -------         -------          -------         ------
Net Expenses...............................        782             904              801            431
                                               -------         -------          -------         ------
Net Investment Income......................      4,935           5,605            5,046          2,299
                                               -------         -------          -------         ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized gains (losses) from investment
  transactions.............................     13,721          10,925            6,493          1,565
Net change in unrealized appreciation
  (depreciation) from investments..........      1,568           5,109            3,603          1,557
                                               -------         -------          -------         ------
Net realized/unrealized gains (losses) from
  investments..............................     15,289          16,034           10,096          3,122
                                               -------         -------          -------         ------
Change in net assets resulting from
  operations...............................    $20,224         $21,639          $15,142         $5,421
                                               =======         =======          =======         ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                               INVESTOR               INVESTOR GROWTH
                                                              GROWTH FUND              & INCOME FUND
                                                        -----------------------   -----------------------
                                                         SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                           ENDED        ENDED        ENDED        ENDED
                                                        DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                            1998         1998         1998         1998
                                                        ------------   --------   ------------   --------
                                                        (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income.............................    $  4,935     $    759     $  5,605     $  2,446
    Net realized gains (losses) from investment
       transactions...................................      13,721        7,240       10,925        6,961
    Net change in unrealized appreciation
       (depreciation) from investments................       1,568       14,046        5,109       14,037
                                                          --------     --------     --------     --------
Change in net assets resulting from operations........      20,224       22,045       21,639       23,444
                                                          --------     --------     --------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income........................      (2,517)        (544)      (2,942)      (1,586)
    From net realized gains from investment
       transactions...................................      (4,219)      (1,180)      (3,758)      (1,513)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income........................      (1,777)        (172)      (1,484)        (357)
    From net realized gains from investment
       transactions...................................      (3,068)        (471)      (1,911)        (348)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income........................      (2,436)         (38)      (2,976)        (472)
    From net realized gains from investment
       transactions...................................      (4,568)        (776)      (4,315)        (761)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income........................        (295)          (5)        (230)         (31)
    From net realized gains from investment
       transactions...................................        (564)        (101)        (335)         (55)
                                                          --------     --------     --------     --------
Change in net assets from shareholder distributions...     (19,444)      (3,287)     (17,951)      (5,123)
                                                          --------     --------     --------     --------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.......................      64,970      165,696       83,948      177,644
    Proceeds from shares issued in conversion.........          --       10,702           --       12,936
    Dividends reinvested..............................      11,714        2,757       10,252        3,682
    Cost of shares redeemed...........................     (29,055)     (20,622)     (23,782)     (39,570)
                                                          --------     --------     --------     --------
Change in net assets from share transactions..........      47,629      158,533       70,418      154,692
                                                          --------     --------     --------     --------
Change in net assets..................................      48,409      177,291       74,106      173,013
NET ASSETS:
    Beginning of period...............................     220,699       43,408      229,831       56,818
                                                          --------     --------     --------     --------
    End of period.....................................    $269,108     $220,699     $303,937     $229,831
                                                          ========     ========     ========     ========
SHARE TRANSACTIONS:
    Issued............................................       5,076       13,101        6,864       14,884
    Issued in conversion..............................          --          922           --        1,150
    Reinvested........................................         913          232          835          319
    Redeemed..........................................      (2,283)      (1,634)      (1,958)      (3,325)
                                                          --------     --------     --------     --------
Change in shares......................................       3,706       12,621        5,741       13,028
                                                          ========     ========     ========     ========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                               INVESTOR            INVESTOR CONSERVATIVE
                                                             BALANCED FUND              GROWTH FUND
                                                        -----------------------   -----------------------
                                                         SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                           ENDED        ENDED        ENDED        ENDED
                                                        DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                            1998         1998         1998         1998
                                                        ------------   --------   ------------   --------
                                                        (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income.............................    $  5,046     $  3,904     $  2,299     $  1,840
    Net realized gains (losses) from investment
       transactions...................................       6,493        5,351        1,565          808
    Net change in unrealized appreciation
       (depreciation) from investments................       3,603       10,033        1,557        2,434
                                                          --------     --------     --------     --------
Change in net assets resulting from operations........      15,142       19,288        5,421        5,082
                                                          --------     --------     --------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income........................      (2,198)      (2,708)        (771)        (985)
    From net realized gains from investment
       transactions...................................      (2,012)      (1,584)        (372)        (205)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income........................      (1,404)        (414)        (390)        (215)
    From net realized gains from investment
       transactions...................................      (1,311)        (185)        (193)         (29)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income........................      (2,602)        (717)      (1,228)        (572)
    From net realized gains from investment
       transactions...................................      (2,775)        (441)        (708)        (121)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income........................        (219)         (65)         (90)         (67)
    From net realized gains from investment
       transactions...................................        (232)         (37)         (53)         (17)
                                                          --------     --------     --------     --------
Change in net assets from shareholder distributions...     (12,753)      (6,151)      (3,805)      (2,211)
                                                          --------     --------     --------     --------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.......................      94,086      130,231       55,038       71,233
    Proceeds from shares issued in conversion.........          --        6,532           --          707
    Dividends reinvested..............................       7,717        3,506        2,382        1,170
    Cost of shares redeemed...........................     (43,778)     (30,131)     (12,273)      (8,767)
                                                          --------     --------     --------     --------
Change in net assets from share transactions..........      58,025      110,138       45,147       64,343
                                                          --------     --------     --------     --------
Change in net assets..................................      60,414      123,275       46,763       67,214
NET ASSETS:
    Beginning of period...............................     203,278       80,003       86,167       18,953
                                                          --------     --------     --------     --------
    End of period.....................................    $263,692     $203,278     $132,930     $ 86,167
                                                          ========     ========     ========     ========
SHARE TRANSACTIONS:
    Issued............................................       8,120       11,443        5,015        6,600
    Issued in conversion..............................          --          600           --           67
    Reinvested........................................         664          315          216          109
    Redeemed..........................................      (3,857)      (2,677)      (1,118)        (811)
                                                          --------     --------     --------     --------
Change in shares......................................       4,927        9,681        4,113        5,965
                                                          ========     ========     ========     ========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1998
(Unaudited)

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Balanced Fund and the Investor Conservative Growth Fund (individually a "Fund", collectively the "Funds") only.

   The Funds' investment objectives are as follows:

      FUND                                    OBJECTIVE
      ----                                    ---------
      Investor Growth Fund                    Long-term capital appreciation by investing primarily in
                                               a diversified group of The One Group mutual funds which
                                               invest primarily in equity securities.

      Investor Growth & Income Fund           Long-term capital appreciation and growth of income by
                                               investing primarily in a diversified group of The One
                                               Group mutual funds which invest primarily in equity
                                               securities.

      Investor Balanced Fund                  High total return consistent with the preservation of
                                               capital by investing primarily in a diversified group of
                                               The One Group mutual funds which invest primarily in
                                               equity and fixed income securities.

      Investor Conservative Growth Fund       Income and capital appreciation by investing primarily in
                                               a diversified group of The One Group mutual funds which
                                               invest primarily in equity and fixed income securities.

   On October 2, 1998, First Chicago NBD Corporation merged with and into BANC ONE CORPORATION at which time it was renamed BANK ONE CORPORATION. The Pegasus Funds are proprietary funds of the merged company. BANK ONE CORPORATION has now begun the process of reorganizing the Pegasus Funds into The One Group Family of Mutual Funds. On November 19, 1998 and January 12, 1999, respectively, the Boards of Trustees of the Trust and the Pegasus Funds approved a proposed Agreement and Plan of Reorganization, which is subject to Pegasus shareholder approval. Assuming approval by Pegasus shareholders, it is anticipated the reorganization transaction will occur in March, 1999. The reorganization is intended to be effected on a tax-free basis by exchanging the net assets of the following Pegasus funds for shares of the corresponding fund of The One Group:

    LIQUIDATING PEGASUS FUND                            ONE GROUP FUND
    ------------------------                            --------------
    Managed Assets Growth                               Investor Growth
    Managed Assets Balanced                             Investor Growth & Income
    Managed Assets Conservative                         Investor Balanced

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

       SECURITY VALUATION

       Investments in The One Group mutual funds (the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

       SECURITY TRANSACTIONS AND RELATED INCOME

       Purchases and sales of the Underlying Funds are accounted for on a trade date basis. Net realized gains or losses on sales of the Underlying Funds are determined on the specific identification cost method. Other income and expenses are recognized on the accrual basis. Distributions from the Underlying Funds and dividends to the Funds' shareholders are recorded on the ex-dividend date.

       EXPENSES

       Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends from net investment income are declared and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

       Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, which affect shareholder distributions, will be reclassified to additional paid-in capital.

       FEDERAL INCOME TAXES

       The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty series and five classes of shares: Class I, Class A, Class B, Class C and Service Class. Prior to November 1, 1998 Class I was known as Fiduciary Class. Currently, the Trust consists of thirty-four active Funds. The Funds are each authorized to issue Class I, Class A, Class B and Class C Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B and Class C Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectus. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the periods ended December 31, 1998 and June 30, 1998:

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Amounts in thousands)

                                                                                               INVESTOR
                                                                     INVESTOR                  GROWTH &
                                                                    GROWTH FUND               INCOME FUND
                                                              -----------------------   -----------------------
                                                               SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                                 ENDED        ENDED        ENDED        ENDED
                                                              DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                                  1998         1998         1998         1998
                                                              ------------   --------   ------------   --------
                                                              (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................    $11,100      $47,160      $14,552      $61,976
  Proceeds from shares issued in conversion.................         --       10,702           --       12,936
  Dividends reinvested......................................      2,273        1,220        1,768        1,780
  Cost of shares redeemed...................................    (10,804)     (13,523)     (10,332)     (32,898)
                                                                -------      -------      -------      -------
  Change in net assets from Class I Share transactions......    $ 2,569      $45,559      $ 5,988      $43,794
                                                                =======      =======      =======      =======
CLASS A SHARES:
  Proceeds from shares issued...............................    $16,670      $50,360      $20,039      $35,814
  Dividends reinvested......................................      3,643          621        2,607          653
  Cost of shares redeemed...................................     (9,959)      (3,719)      (5,820)      (3,170)
                                                                -------      -------      -------      -------
  Change in net assets from Class A Share transactions......    $10,354      $47,262      $16,826      $33,297
                                                                =======      =======      =======      =======
CLASS B SHARES:
  Proceeds from shares issued...............................    $33,781      $59,863      $46,160      $73,655
  Dividends reinvested......................................      5,165          810        5,474        1,171
  Cost of shares redeemed...................................     (7,585)      (3,085)      (7,317)      (3,333)
                                                                -------      -------      -------      -------
  Change in net assets from Class B Share transactions......    $31,361      $57,588      $44,317      $71,493
                                                                =======      =======      =======      =======
CLASS C SHARES:
  Proceeds from shares issued...............................    $ 3,419      $ 8,313      $ 3,197      $ 6,199
  Dividends reinvested......................................        633          106          403           78
  Cost of shares redeemed...................................       (707)        (295)        (313)        (169)
                                                                -------      -------      -------      -------
  Change in net assets from Class C Share transactions......    $ 3,345      $ 8,124      $ 3,287      $ 6,108
                                                                =======      =======      =======      =======
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................        867        3,722        1,189        5,278
  Issued in conversion......................................         --          922           --        1,150
  Reinvested................................................        178          103          146          155
  Redeemed..................................................       (843)      (1,080)        (848)      (2,777)
                                                                -------      -------      -------      -------
  Change in Class I Shares..................................        202        3,667          487        3,806
                                                                =======      =======      =======      =======
CLASS A SHARES:
  Issued....................................................      1,300        3,973        1,629        2,960
  Reinvested................................................        286           52          211           56
  Redeemed..................................................       (789)        (291)        (476)        (260)
                                                                -------      -------      -------      -------
  Change in Class A Shares..................................        797        3,734        1,364        2,756
                                                                =======      =======      =======      =======
CLASS B SHARES:
  Issued....................................................      2,641        4,734        3,780        6,126
  Reinvested................................................        400           68          445          101
  Redeemed..................................................       (597)        (240)        (608)        (274)
                                                                -------      -------      -------      -------
  Change in Class B Shares..................................      2,444        4,562        3,617        5,953
                                                                =======      =======      =======      =======
CLASS C SHARES:
  Issued....................................................        268          672          266          520
  Reinvested................................................         49            9           33            7
  Redeemed..................................................        (54)         (23)         (26)         (14)
                                                                -------      -------      -------      -------
  Change in Class C Shares..................................        263          658          273          513
                                                                =======      =======      =======      =======

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Amounts in thousands)

                                                                     INVESTOR            INVESTOR CONSERVATIVE
                                                                   BALANCED FUND              GROWTH FUND
                                                              -----------------------   -----------------------
                                                               SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                                 ENDED        ENDED        ENDED        ENDED
                                                              DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                                  1998         1998         1998         1998
                                                              ------------   --------   ------------   --------
                                                              (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................    $ 13,340     $29,880      $ 8,974      $18,972
  Proceeds from shares issued in conversion.................          --       6,532           --          707
  Dividends reinvested......................................       1,126       1,866          246          338
  Cost of shares redeemed...................................     (32,925)    (25,609)      (6,025)      (6,167)
                                                                --------     -------      -------      -------
  Change in net assets from Class I Share transactions......    $(18,459)    $12,669      $ 3,195      $13,850
                                                                ========     =======      =======      =======
CLASS A SHARES:
  Proceeds from shares issued...............................    $ 25,278     $30,496      $ 8,215      $11,834
  Dividends reinvested......................................       2,119         518          476          192
  Cost of shares redeemed...................................      (4,114)     (1,837)      (1,845)      (1,084)
                                                                --------     -------      -------      -------
  Change in net assets from Class A Share transactions......    $ 23,283     $29,177      $ 6,846      $10,942
                                                                ========     =======      =======      =======
CLASS B SHARES:
  Proceeds from shares issued...............................    $ 52,080     $63,523      $36,375      $36,712
  Dividends reinvested......................................       4,122       1,034        1,540          571
  Cost of shares redeemed...................................      (6,255)     (2,638)      (3,706)      (1,395)
                                                                --------     -------      -------      -------
  Change in net assets from Class B Share transactions......    $ 49,947     $61,919      $34,209      $35,888
                                                                ========     =======      =======      =======
CLASS C SHARES:
  Proceeds from shares issued...............................    $  3,388     $ 6,332      $ 1,474      $ 3,715
  Dividends reinvested......................................         350          88          120           69
  Cost of shares redeemed...................................        (484)        (47)        (697)        (121)
                                                                --------     -------      -------      -------
  Change in net assets from Class C Share transactions......    $  3,254     $ 6,373      $   897      $ 3,663
                                                                ========     =======      =======      =======
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................       1,148       2,648          816        1,763
  Issued in conversion......................................          --         600           --           67
  Reinvested................................................          98         169           22           32
  Redeemed..................................................      (2,912)     (2,282)        (548)        (572)
                                                                --------     -------      -------      -------
  Change in Class I Shares..................................      (1,666)      1,135          290        1,290
                                                                ========     =======      =======      =======
CLASS A SHARES:
  Issued....................................................       2,189       2,665          748        1,092
  Reinvested................................................         182          46           43           18
  Redeemed..................................................        (356)       (160)        (168)        (100)
                                                                --------     -------      -------      -------
  Change in Class A Shares..................................       2,015       2,551          623        1,010
                                                                ========     =======      =======      =======
CLASS B SHARES:
  Issued....................................................       4,491       5,569        3,317        3,397
  Reinvested................................................         354          92          140           53
  Redeemed..................................................        (547)       (231)        (338)        (128)
                                                                --------     -------      -------      -------
  Change in Class B Shares..................................       4,298       5,430        3,119        3,322
                                                                ========     =======      =======      =======
CLASS C SHARES:
  Issued....................................................         292         561          134          348
  Reinvested................................................          30           8           11            6
  Redeemed..................................................         (42)         (4)         (64)         (11)
                                                                --------     -------      -------      -------
  Change in Class C Shares..................................         280         565           81          343
                                                                ========     =======      =======      =======

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and Banc One Investment Advisors Corporation (the "Advisor") are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.05% of the average net assets of the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Balanced Fund and the Investor Conservative Growth Fund, respectively.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.10% on the first $500 million of each Fund's average daily net assets, 0.075% of each Fund's average daily net assets between $500 million and $1 billion, and 0.05% of each Fund's average daily net assets when Fund assets exceed $1 billion. The Advisor also serves as sub-Administrator to each Fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B and Class C Shares are subject to a distribution and shareholder services plan (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I Shares of each Fund are offered without distribution fees. For the period ended December 31, 1998, the Distributor received $12,763,944 from commissions earned on sales of Class A Shares and redemptions of Class B and Class C Shares, of which, the Distributor re-allowed $12,724,551 to affiliated broker-dealers of the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the period ended December 31, 1998, fees in the following amounts were waived (amounts in thousands):

                                                               INVESTMENT                       12B-1 FEES
                                                              ADVISORY FEES   ADMINISTRATION      WAIVED
                                                                 WAIVED         FEES WAIVED      CLASS A
                                                              -------------   ---------------   ----------
   Investor Growth Fund.....................................       $30             $117            $29
   Investor Growth & Income Fund............................        --               98             24
   Investor Balanced Fund...................................        --               74             23
   Investor Conservative Growth Fund........................        21               53              8

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the period ended December 31, 1998 were as follows (amounts in thousands):

                                                        PURCHASES     SALES
                                                        ---------    -------
Investor Growth Fund..................................   $69,487     $16,416
Investor Growth & Income Fund.........................    90,286      30,916
Investor Balanced Fund................................    75,895      13,487
Investor Conservative Growth Fund.....................    45,615       3,014

6. CONVERSION OF COMMON TRUST FUNDS:

   On December 19, 1997 the net assets of certain common trust funds managed by the Advisor were exchanged for shares of the corresponding One Group Funds. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands except per share amounts):

                                                                                 NET ASSET
                                                          SHARES   NET ASSETS    VALUE PER      UNREALIZED
                                                          ISSUED   CONVERTED    SHARE ISSUED   APPRECIATION
                                                          ------   ----------   ------------   ------------
   Investor Growth Fund.................................     922    $10,702        $11.61          $--
   Investor Growth & Income Fund........................   1,150     12,936         11.25           --
   Investor Balanced Fund...............................     600      6,532         10.89           --
   Investor Conservative Growth Fund....................      67        707         10.56           --

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         INVESTOR GROWTH FUND
                                                                --------------------------------------
                                                                               CLASS I
                                                                --------------------------------------
                                                                 SIX MONTHS      YEAR     DECEMBER 10,
                                                                   ENDED        ENDED     1996 THROUGH
                                                                DECEMBER 31,   JUNE 30,     JUNE 30,
                                                                    1998         1998       1997(a)
                                                                ------------   --------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 13.39      $ 11.25      $ 10.00
                                                                  -------      -------      -------
Investment Activities:
  Net investment income.....................................         0.29         0.12         0.09
  Net realized and unrealized gains (losses) from
     investments............................................         0.69         2.49         1.25
                                                                  -------      -------      -------
     Total from Investment Activities.......................         0.98         2.61         1.34
                                                                  -------      -------      -------
Distributions:
  Net investment income.....................................        (0.38)       (0.12)       (0.09)
  Net realized gains........................................        (0.66)       (0.35)          --
                                                                  -------      -------      -------
     Total Distributions....................................        (1.04)       (0.47)       (0.09)
                                                                  -------      -------      -------
NET ASSET VALUE, END OF PERIOD..............................      $ 13.33      $ 13.39      $ 11.25
                                                                  =======      =======      =======
Total Return................................................         7.85%(b)    23.81%       13.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $88,654      $86,355      $31,318
  Ratio of expenses to average net assets...................         0.20%(c)     0.20%        0.20%(c)
  Ratio of net investment income to average net assets......         4.80%(c)     1.04%        1.70%(c)
  Ratio of expenses to average net assets*..................         0.32%(c)     0.36%        0.77%(c)
  Ratio of net investment income to average net assets*.....         4.68%(c)     0.88%        1.13%(c)
  Portfolio turnover (d)....................................         7.16%        4.05%       18.49%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         INVESTOR GROWTH FUND
                                                                --------------------------------------
                                                                               CLASS A
                                                                --------------------------------------
                                                                 SIX MONTHS      YEAR     DECEMBER 10,
                                                                   ENDED        ENDED     1996 THROUGH
                                                                DECEMBER 31,   JUNE 30,     JUNE 30,
                                                                    1998         1998       1997(a)
                                                                ------------   --------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 13.33      $ 11.21      $ 10.00
                                                                  -------      -------      -------
Investment Activities:
  Net investment income.....................................         0.26         0.10         0.07
  Net realized and unrealized gains (losses) from
     investments............................................         0.70         2.47         1.21
                                                                  -------      -------      -------
     Total from Investment Activities.......................         0.96         2.57         1.28
                                                                  -------      -------      -------
Distributions:
  Net investment income.....................................        (0.37)       (0.10)       (0.07)
  Net realized gains........................................        (0.66)       (0.35)          --
                                                                  -------      -------      -------
     Total Distributions....................................        (1.03)       (0.45)       (0.07)
                                                                  -------      -------      -------
NET ASSET VALUE, END OF PERIOD..............................      $ 13.26      $ 13.33      $ 11.21
                                                                  =======      =======      =======
Total Return (Excludes Sales Charge)........................         7.67%(b)    23.44%       12.84%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $65,312      $55,057      $ 4,439
  Ratio of expenses to average net assets...................         0.45%(c)     0.45%        0.46%(c)
  Ratio of net investment income to average net assets......         4.48%(c)     0.78%        1.82%(c)
  Ratio of expenses to average net assets*..................         0.67%(c)     0.70%        1.62%(c)
  Ratio of net investment income to average net assets*.....         4.26%(c)     0.53%        0.66%(c)
  Portfolio turnover (d)....................................         7.16%        4.05%       18.49%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         INVESTOR GROWTH FUND
                                                                --------------------------------------
                                                                               CLASS B
                                                                --------------------------------------
                                                                 SIX MONTHS      YEAR     DECEMBER 10,
                                                                   ENDED        ENDED     1996 THROUGH
                                                                DECEMBER 31,   JUNE 30,     JUNE 30,
                                                                    1998         1998       1997(a)
                                                                ------------   --------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  13.47     $ 11.34      $ 10.00
                                                                  --------     -------      -------
Investment Activities:
  Net investment income.....................................          0.17        0.02         0.04
  Net realized and unrealized gains (losses) from
     investments............................................          0.75        2.48         1.34
                                                                  --------     -------      -------
     Total from Investment Activities.......................          0.92        2.50         1.38
                                                                  --------     -------      -------
Distributions:
  Net investment income.....................................         (0.33)      (0.02)       (0.04)
  Net realized gains........................................         (0.66)      (0.35)          --
                                                                  --------     -------      -------
     Total Distributions....................................         (0.99)      (0.37)       (0.04)
                                                                  --------     -------      -------
NET ASSET VALUE, END OF PERIOD..............................      $  13.40     $ 13.47      $ 11.34
                                                                  ========     =======      =======
Total Return (Excludes Sales Charge)........................          7.23%(b)   22.52%       13.88%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $102,927     $70,515      $ 7,651
  Ratio of expenses to average net assets...................          1.20%(c)    1.20%        1.20%(c)
  Ratio of net investment income to average net assets......          3.53%(c)    0.04%        0.97%(c)
  Ratio of expenses to average net assets*..................          1.33%(c)    1.35%        2.18%(c)
  Ratio of net investment income to average net assets*.....          3.40%(c)   (0.11%)      (0.01%)(c)
  Portfolio turnover (d)....................................          7.16%       4.05%       18.49%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   INVESTOR GROWTH FUND
                                                                ---------------------------
                                                                          CLASS C
                                                                ---------------------------
                                                                 SIX MONTHS      JULY 1,
                                                                   ENDED       1997 THROUGH
                                                                DECEMBER 31,     JUNE 30,
                                                                    1998         1998(a)
                                                                ------------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 13.34        $ 11.25
                                                                  -------        -------
Investment Activities:
  Net investment income.....................................         0.19           0.02
  Net realized and unrealized gains (losses) from
     investments............................................         0.72           2.45
                                                                  -------        -------
     Total from Investment Activities.......................         0.91           2.47
                                                                  -------        -------
Distributions:
  Net investment income.....................................        (0.33)         (0.03)
  Net realized gains........................................        (0.66)         (0.35)
                                                                  -------        -------
     Total Distributions....................................        (0.99)         (0.38)
                                                                  -------        -------
NET ASSET VALUE, END OF PERIOD..............................      $ 13.26        $ 13.34
                                                                  =======        =======
Total Return (Excludes Sales Charge)........................         7.22%(b)      22.42%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $12,215        $ 8,772
  Ratio of expenses to average net assets...................         1.20%(c)       1.20%
  Ratio of net investment income to average net assets......         3.66%(c)       0.04%
  Ratio of expenses to average net assets*..................         1.33%(c)       1.35%
  Ratio of net investment income to average net assets*.....         3.53%(c)      (0.11%)
  Portfolio turnover (d)....................................         7.16%          4.05%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    INVESTOR GROWTH & INCOME FUND
                                                                --------------------------------------
                                                                               CLASS I
                                                                --------------------------------------
                                                                 SIX MONTHS      YEAR     DECEMBER 10,
                                                                   ENDED        ENDED     1996 THROUGH
                                                                DECEMBER 31,   JUNE 30,     JUNE 30,
                                                                    1998         1998       1997(a)
                                                                ------------   --------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  12.57     $ 10.93      $ 10.00
                                                                  --------     -------      -------
Investment Activities:
  Net investment income.....................................          0.28        0.25         0.15
  Net realized and unrealized gains (losses) from
     investments............................................          0.61        1.92         0.93
                                                                  --------     -------      -------
     Total from Investment Activities.......................          0.89        2.17         1.08
                                                                  --------     -------      -------
Distributions:
  Net investment income.....................................         (0.36)      (0.25)       (0.15)
  Net realized gains........................................         (0.47)      (0.28)          --
                                                                  --------     -------      -------
     Total Distributions....................................         (0.83)      (0.53)       (0.15)
                                                                  --------     -------      -------
NET ASSET VALUE, END OF PERIOD..............................      $  12.63     $ 12.57      $ 10.93
                                                                  ========     =======      =======
Total Return................................................          7.43%(b)   20.34%       10.87%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $104,705     $98,060      $43,660
  Ratio of expenses to average net assets...................          0.20%(c)    0.20%        0.20%(c)
  Ratio of net investment income to average net assets......          4.89%(c)    2.17%        2.78%(c)
  Ratio of expenses to average net assets*..................          0.27%(c)    0.34%        0.66%(c)
  Ratio of net investment income to average net assets*.....          4.82%(c)    2.03%        2.32%(c)
  Portfolio turnover (d)....................................         12.14%      11.38%       18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    INVESTOR GROWTH & INCOME FUND
                                                                --------------------------------------
                                                                               CLASS A
                                                                --------------------------------------
                                                                 SIX MONTHS      YEAR     DECEMBER 10,
                                                                   ENDED        ENDED     1996 THROUGH
                                                                DECEMBER 31,   JUNE 30,     JUNE 30,
                                                                    1998         1998       1997(a)
                                                                ------------   --------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  12.69     $ 11.02      $ 10.00
                                                                  --------     -------      -------
Investment Activities:
  Net investment income.....................................          0.24        0.22         0.12
  Net realized and unrealized gains (losses) from
     investments............................................          0.65        1.95         1.02
                                                                  --------     -------      -------
     Total from Investment Activities.......................          0.89        2.17         1.14
                                                                  --------     -------      -------
Distributions:
  Net investment income.....................................         (0.35)      (0.22)       (0.12)
  Net realized gains........................................         (0.47)      (0.28)          --
                                                                  --------     -------      -------
     Total Distributions....................................         (0.82)      (0.50)       (0.12)
                                                                  --------     -------      -------
NET ASSET VALUE, END OF PERIOD..............................      $  12.76     $ 12.69      $ 11.02
                                                                  ========     =======      =======
Total Return (Excludes Sales Charge)........................          7.31%(b)   20.18%       11.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $ 57,486     $39,874      $ 4,262
  Ratio of expenses to average net assets...................          0.45%(c)    0.45%        0.46%(c)
  Ratio of net investment income to average net assets......          4.50%(c)    1.91%        2.67%(c)
  Ratio of expenses to average net assets*..................          0.63%(c)    0.67%        1.26%(c)
  Ratio of net investment income to average net assets*.....          4.32%(c)    1.69%        1.87%(c)
  Portfolio turnover (d)....................................         12.14%      11.38%       18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    INVESTOR GROWTH & INCOME FUND
                                                                --------------------------------------
                                                                               CLASS B
                                                                --------------------------------------
                                                                 SIX MONTHS      YEAR     DECEMBER 10,
                                                                   ENDED        ENDED     1996 THROUGH
                                                                DECEMBER 31,   JUNE 30,     JUNE 30,
                                                                    1998         1998       1997(a)
                                                                ------------   --------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  12.64     $ 11.00      $ 10.00
                                                                  --------     -------      -------
Investment Activities:
  Net investment income.....................................          0.17        0.14         0.09
  Net realized and unrealized gains (losses) from
     investments............................................          0.66        1.92         1.00
                                                                  --------     -------      -------
     Total from Investment Activities.......................          0.83        2.06         1.09
                                                                  --------     -------      -------
Distributions:
  Net investment income.....................................         (0.30)      (0.14)       (0.09)
  Net realized gains........................................         (0.47)      (0.28)          --
                                                                  --------     -------      -------
     Total Distributions....................................         (0.77)      (0.42)       (0.09)
                                                                  --------     -------      -------
NET ASSET VALUE, END OF PERIOD..............................      $  12.70     $ 12.64      $ 11.00
                                                                  ========     =======      =======
Total Return (Excludes Sales Charge)........................          6.86%(b)   19.13%       11.02%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $131,837     $85,468      $ 8,896
  Ratio of expenses to average net assets...................          1.20%(c)    1.20%        1.21%(c)
  Ratio of net investment income to average net assets......          3.70%(c)    1.15%        1.94%(c)
  Ratio of expenses to average net assets*..................          1.28%(c)    1.32%        1.89%(c)
  Ratio of net investment income to average net assets*.....          3.62%(c)    1.03%        1.26%(c)
  Portfolio turnover (d)....................................         12.14%      11.38%       18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      INVESTOR GROWTH
                                                                       & INCOME FUND
                                                                ----------------------------
                                                                          CLASS C
                                                                ----------------------------
                                                                 SIX MONTHS       JULY 1,
                                                                   ENDED       1997 THROUGH
                                                                DECEMBER 31,     JUNE 30,
                                                                    1998          1998(a)
                                                                ------------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................       $12.54         $10.93
                                                                   ------         ------
Investment Activities:
  Net investment income.....................................         0.18           0.14
  Net realized and unrealized gains (losses) from
     investments............................................         0.65           1.90
                                                                   ------         ------
     Total from Investment Activities.......................         0.83           2.04
                                                                   ------         ------
Distributions:
  Net investment income.....................................        (0.30)         (0.15)
  Net realized gains........................................        (0.47)         (0.28)
                                                                   ------         ------
     Total Distributions....................................        (0.77)         (0.43)
                                                                   ------         ------
NET ASSET VALUE, END OF PERIOD..............................       $12.60         $12.54
                                                                   ======         ======
Total Return (Excludes Sales Charge)........................         6.92%(b)      19.08%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................       $9,909         $6,429
  Ratio of expenses to average net assets...................         1.20%(c)       1.20%
  Ratio of net investment income to average net assets......         3.62%(c)       1.14%
  Ratio of expenses to average net assets*..................         1.28%(c)       1.31%
  Ratio of net investment income to average net assets*.....         3.54%(c)       1.03%
  Portfolio turnover (d)....................................        12.14%         11.38%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        INVESTOR BALANCED FUND
                                                                --------------------------------------
                                                                               CLASS I
                                                                --------------------------------------
                                                                 SIX MONTHS      YEAR     DECEMBER 10,
                                                                   ENDED        ENDED     1996 THROUGH
                                                                DECEMBER 31,   JUNE 30,     JUNE 30,
                                                                    1998         1998       1997(a)
                                                                ------------   --------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 11.81      $ 10.63      $ 10.00
                                                                  -------      -------      -------
Investment Activities:
  Net investment income.....................................         0.25         0.37         0.21
  Net realized and unrealized gains (losses) from
     investments............................................         0.51         1.39         0.63
                                                                  -------      -------      -------
     Total from Investment Activities.......................         0.76         1.76         0.84
                                                                  -------      -------      -------
Distributions:
  Net investment income.....................................        (0.34)       (0.36)       (0.21)
  Net realized gains........................................        (0.32)       (0.22)          --
                                                                  -------      -------      -------
     Total Distributions....................................        (0.66)       (0.58)       (0.21)
                                                                  -------      -------      -------
NET ASSET VALUE, END OF PERIOD..............................      $ 11.91      $ 11.81      $ 10.63
                                                                  =======      =======      =======
     Total Return...........................................         6.65%(b)    17.02%        8.48%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $74,576      $93,557      $72,155
  Ratio of expenses to average net assets...................         0.20%(c)     0.20%        0.20%(c)
  Ratio of net investment income to average net assets......         5.12%(c)     3.31%        3.84%(c)
  Ratio of expenses to average net assets*..................         0.26%(c)     0.32%        0.56%(c)
  Ratio of net investment income to average net assets*.....         5.06%(c)     3.19%        3.48%(c)
  Portfolio turnover (d)....................................         6.08%        9.71%       12.20%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        INVESTOR BALANCED FUND
                                                                --------------------------------------
                                                                               CLASS A
                                                                --------------------------------------
                                                                 SIX MONTHS      YEAR     DECEMBER 10,
                                                                   ENDED        ENDED     1996 THROUGH
                                                                DECEMBER 31,   JUNE 30,     JUNE 30,
                                                                    1998         1998       1997(a)
                                                                ------------   --------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 11.83      $ 10.66       $10.00
                                                                  -------      -------       ------
Investment Activities:
  Net investment income (loss)..............................         0.22         0.34         0.17
  Net realized and unrealized gains (losses) from
     investments............................................         0.51         1.39         0.66
                                                                  -------      -------       ------
     Total from Investment Activities.......................         0.73         1.73         0.83
                                                                  -------      -------       ------
Distributions:
  Net investment income.....................................        (0.32)       (0.34)       (0.17)
  Net realized gains........................................        (0.32)       (0.22)          --
                                                                  -------      -------       ------
     Total Distributions....................................        (0.64)       (0.56)       (0.17)
                                                                  -------      -------       ------
NET ASSET VALUE, END OF PERIOD..............................      $ 11.92      $ 11.83       $10.66
                                                                  =======      =======       ======
Total Return (Excludes Sales Charge)........................         6.42%(b)    16.62%        8.41%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $56,855      $32,605       $2,176
  Ratio of expenses to average net assets...................         0.45%(c)     0.45%        0.47%(c)
  Ratio of net investment income to average net assets......         4.57%(c)     3.01%        3.78%(c)
  Ratio of expenses to average net assets*..................         0.62%(c)     0.66%        1.12%(c)
  Ratio of net investment income to average net assets*.....         4.40%(c)     2.80%        3.13%(c)
  Portfolio turnover (d)....................................         6.08%        9.71%       12.20%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        INVESTOR BALANCED FUND
                                                                --------------------------------------
                                                                               CLASS B
                                                                --------------------------------------
                                                                 SIX MONTHS      YEAR     DECEMBER 10,
                                                                   ENDED        ENDED     1996 THROUGH
                                                                DECEMBER 31,   JUNE 30,     JUNE 30,
                                                                    1998         1998       1997(a)
                                                                ------------   --------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  11.82     $ 10.65       $10.00
                                                                  --------     -------       ------
Investment Activities:
  Net investment income.....................................          0.18        0.26         0.16
  Net realized and unrealized gains (losses) from
     investments............................................          0.51        1.39         0.65
                                                                  --------     -------       ------
     Total from Investment Activities.......................          0.69        1.65         0.81
                                                                  --------     -------       ------
Distributions:
  Net investment income.....................................         (0.28)      (0.26)       (0.16)
  Net realized gains........................................         (0.32)      (0.22)          --
                                                                  --------     -------       ------
     Total Distributions....................................         (0.60)      (0.48)       (0.16)
                                                                  --------     -------       ------
NET ASSET VALUE, END OF PERIOD..............................      $  11.91     $ 11.82       $10.65
                                                                  ========     =======       ======
Total Return (Excludes Sales Charge)........................          6.05%(b)   15.85%        8.22%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $122,230     $70,463       $5,672
  Ratio of expenses to average net assets...................          1.20%(c)    1.20%        1.22%(c)
  Ratio of net investment income to average net assets......          3.86%(c)    2.26%        2.93%(c)
  Ratio of expenses to average net assets*..................          1.27%(c)    1.31%        1.73%(c)
  Ratio of net investment income to average net assets*.....          3.79%(c)    2.15%        2.42%(c)
  Portfolio turnover (d)....................................          6.08%       9.71%       12.20%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  INVESTOR BALANCED FUND
                                                                ---------------------------
                                                                          CLASS C
                                                                ---------------------------
                                                                 SIX MONTHS      JULY 1,
                                                                   ENDED       1997 THROUGH
                                                                DECEMBER 31,     JUNE 30,
                                                                    1998         1998(a)
                                                                ------------   ------------
                                                                (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 11.77         $10.63
                                                                  -------         ------
Investment Activities:
  Net investment income.....................................         0.19           0.26
  Net realized and unrealized gains (losses) from
     investments............................................         0.51           1.37
                                                                  -------         ------
     Total from Investment Activities.......................         0.70           1.63
                                                                  -------         ------
Distributions:
  Net investment income.....................................        (0.28)         (0.27)
  Net realized gains........................................        (0.32)         (0.22)
                                                                  -------         ------
     Total Distributions....................................        (0.60)         (0.49)
                                                                  -------         ------
NET ASSET VALUE, END OF PERIOD..............................      $ 11.87         $11.77
                                                                  =======         ======
Total Return (Excludes Sales Charge)........................         6.16%(b)      15.66%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $10,031         $6,653
  Ratio of expenses to average net assets...................         1.20%(c)       1.20%
  Ratio of net investment income to average net assets......         3.91%(c)       2.24%
  Ratio of expenses to average net assets*..................         1.27%(c)       1.30%
  Ratio of net investment income to average net assets*.....         3.84%(c)       2.14%
  Portfolio turnover (d)....................................         6.08%          9.71%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  INVESTOR CONSERVATIVE GROWTH FUND
                                                                --------------------------------------
                                                                               CLASS I
                                                                --------------------------------------
                                                                 SIX MONTHS      YEAR     DECEMBER 10,
                                                                   ENDED        ENDED     1996 THROUGH
                                                                DECEMBER 31,   JUNE 30,     JUNE 30,
                                                                    1998         1998       1997(a)
                                                                ------------   --------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  11.06     $ 10.33      $ 10.00
                                                                  --------     -------      -------
Investment Activities:
  Net investment income.....................................          0.26        0.46         0.26
  Net realized and unrealized gains (losses) from
     investments............................................          0.25        0.82         0.33
                                                                  --------     -------      -------
     Total from Investment Activities.......................          0.51        1.28         0.59
                                                                  --------     -------      -------
Distributions:
  Net investment income.....................................         (0.27)      (0.45)       (0.26)
  Net realized gains........................................         (0.13)      (0.10)          --
                                                                  --------     -------      -------
     Total Distributions....................................         (0.40)      (0.55)       (0.26)
                                                                  --------     -------      -------
NET ASSET VALUE, END OF PERIOD..............................      $  11.17     $ 11.06      $ 10.33
                                                                  ========     =======      =======
Total Return................................................          4.73%(b)   12.73%        6.00%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $ 33,911     $30,352      $15,038
  Ratio of expenses to average net assets...................          0.20%(c)    0.20%        0.20%(c)
  Ratio of net investment income to average net assets......          4.96%(c)    4.43%        4.92%(c)
  Ratio of expenses to average net assets*..................          0.34%(c)    0.56%        1.46%(c)
  Ratio of net investment income to average net assets*.....          4.82%(c)    4.07%        3.66%(c)
  Portfolio turnover (d)....................................          2.96%       3.22%       28.46%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  INVESTOR CONSERVATIVE GROWTH FUND
                                                                --------------------------------------
                                                                               CLASS A
                                                                --------------------------------------
                                                                 SIX MONTHS      YEAR     DECEMBER 10,
                                                                   ENDED        ENDED     1996 THROUGH
                                                                DECEMBER 31,   JUNE 30,     JUNE 30,
                                                                    1998         1998       1997(a)
                                                                ------------   --------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  11.04     $ 10.32      $ 10.00
                                                                  --------     -------      -------
Investment Activities:
  Net investment income.....................................          0.24        0.43         0.22
  Net realized and unrealized gains (losses) from
     investments............................................          0.26        0.82         0.32
                                                                  --------     -------      -------
     Total from Investment Activities.......................          0.50        1.25         0.54
                                                                  --------     -------      -------
Distributions:
  Net investment income.....................................         (0.26)      (0.43)       (0.22)
  Net realized gains........................................         (0.13)      (0.10)          --
                                                                  --------     -------      -------
     Total Distributions....................................         (0.39)      (0.53)       (0.22)
                                                                  --------     -------      -------
NET ASSET VALUE, END OF PERIOD..............................      $  11.15     $ 11.04      $ 10.32
                                                                  ========     =======      =======
Total Return (Excludes Sales Charge)........................          4.61%(b)   12.38%        5.46%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $ 19,616     $12,538      $ 1,299
  Ratio of expenses to average net assets...................          0.45%(c)    0.45%        0.47%(c)
  Ratio of net investment income to average net assets......          4.68%(c)    4.12%        4.76%(c)
  Ratio of expenses to average net assets*..................          0.69%(c)    0.82%        3.05%(c)
  Ratio of net investment income to average net assets*.....          4.44%(c)    3.75%        2.18%(c)
  Portfolio turnover (d)....................................          2.96%       3.22%       28.46%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  INVESTOR CONSERVATIVE GROWTH FUND
                                                                --------------------------------------
                                                                               CLASS B
                                                                --------------------------------------
                                                                 SIX MONTHS      YEAR     DECEMBER 10,
                                                                   ENDED        ENDED     1996 THROUGH
                                                                DECEMBER 31,   JUNE 30,     JUNE 30,
                                                                    1998         1998       1997(a)
                                                                ------------   --------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  11.05     $ 10.33      $ 10.00
                                                                  --------     -------      -------
Investment Activities:
  Net investment income.....................................          0.19        0.37         0.19
  Net realized and unrealized gains (losses) from
     investments............................................          0.27        0.81         0.33
                                                                  --------     -------      -------
     Total from Investment Activities.......................          0.46        1.18         0.52
                                                                  --------     -------      -------
Distributions:
  Net investment income.....................................         (0.22)      (0.36)       (0.19)
  Net realized gains........................................         (0.13)      (0.10)          --
                                                                  --------     -------      -------
     Total Distributions....................................         (0.35)      (0.46)       (0.19)
                                                                  --------     -------      -------
NET ASSET VALUE, END OF PERIOD..............................      $  11.16     $ 11.05      $ 10.33
                                                                  ========     =======      =======
Total Return (Excludes Sales Charge)........................          4.33%(b)   11.53%        5.30%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $ 74,679     $39,489      $ 2,616
  Ratio of expenses to average net assets...................          1.20%(c)    1.20%        1.21%(c)
  Ratio of net investment income to average net assets......          3.89%(c)    3.37%        4.06%(c)
  Ratio of expenses to average net assets*..................          1.34%(c)    1.47%        3.52%(c)
  Ratio of net investment income to average net assets*.....          3.75%(c)    3.10%        1.75%(c)
  Portfolio turnover (d)....................................          2.96%       3.22%       28.46%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                INVESTOR CONSERVATIVE GROWTH FUND
                                                                ----------------------------------
                                                                             CLASS C
                                                                ----------------------------------
                                                                 SIX MONTHS             JULY 1,
                                                                   ENDED             1997 THROUGH
                                                                DECEMBER 31,           JUNE 30,
                                                                    1998                1998(a)
                                                                ------------         ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................       $11.03               $10.33
                                                                   ------               ------
Investment Activities:
  Net investment income.....................................         0.21                 0.35
  Net realized and unrealized gains (losses) from
     investments............................................         0.25                 0.81
                                                                   ------               ------
     Total from Investment Activities.......................         0.46                 1.16
                                                                   ------               ------
Distributions:
  Net investment income.....................................        (0.22)               (0.36)
  Net realized gains........................................        (0.13)               (0.10)
                                                                   ------               ------
     Total Distributions....................................        (0.35)               (0.46)
                                                                   ------               ------
NET ASSET VALUE, END OF PERIOD..............................       $11.14               $11.03
                                                                   ======               ======
Total Return (Excludes Sales Charge)........................         4.22%(b)            11.48%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................       $4,724               $3,788
  Ratio of expenses to average net assets...................         1.20%(c)             1.20%
  Ratio of net investment income to average net assets......         3.96%(c)             3.39%
  Ratio of expenses to average net assets*..................         1.34%(c)             1.47%
  Ratio of net investment income to average net assets*.....         3.82%(c)             3.12%
  Portfolio turnover (d)....................................         2.96%                3.22%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

Important Customer Information.
Please Read:

Shares of The One Group:
o are not deposits or obligations
  of, or guaranteed by, BANK ONE
  CORPORATION or its affiliates
o are not insured or guaranteed by the
  FDIC or by any other governmental
  agency or government-sponsored
  agency of the federal government
  or any state
o are subject to investment risks,
  including possible loss of the
  principal amount invested

Banc One Investment Advisors
Corporation, a registered investment
advisor and an indirect subsidiary of
BANK ONE CORPORATION, serves
as an investment advisor to The One
Group, for which it receives advisory
fees. The One Group is distributed by
The One Group Services Company,
3435 Stelzer Road, Columbus,
Ohio 43219, which is not affiliated
with BANK ONE CORPORATION and
is not a bank. Contact us at our web
site address: www.onegroup.com or
e-mail us at onegroup@onegroup.com.

For more complete information on
any of The One Group Funds, including
management fees and expenses, you may
obtain a prospectus from The One Group
Services Company. Read the prospectus
carefully before investing.




BANC ONE
INVESTMENT
ADVISORS
CORPORATION
[BANK ONE LOGO]